Investment in associate, Summary (Details) - Freedom Carbon Solutions [Member] - USD ($)			12 Months Ended
	Nov. 06, 2024	Oct. 28, 2024	Jul. 31, 2025
Acquisition of Monroe Sequestration Partners [Abstract]
Shares received from investors (in shares)	2,000,000
Number of shares exchange of shares (in shares)		200,000
Shares issued for acquisition of associate (in shares)		2,000,000
Agreement to acquire percentage			50.00%
Shares issued for acquisition of associate			$ 1,220,000
Ownership percentage in LLC			50.00%